Form N-1A Cover	Jun. 21, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	SCHWAB CAPITAL TRUST
Entity Central Index Key	0000904333
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 21, 2024
Prospectus Date	Feb. 27, 2024
Supplement to Prospectus [Text Block]
SCHWAB CAPITAL TRUST

Schwab MarketTrack All Equity Portfolio™
Schwab MarketTrack Growth Portfolio™
Schwab MarketTrack Balanced Portfolio™
Schwab MarketTrack Conservative Portfolio™
(each, a fund and collectively, the funds)
Supplement dated June 21, 2024, to the funds’ currently effective
Statutory Prospectus

This supplement provides new and additional information beyond that contained in the Statutory Prospectus and should be read in conjunction with the Statutory Prospectus.
Effective June 21, 2024, several of the underlying funds (Schwab Fundamental US Large Company Index Fund, Schwab Fundamental US Small Company Index Fund, Schwab Fundamental International Large Company Index Fund, Schwab Fundamental International Small Company Index Fund, and Schwab Fundamental Emerging Markets Large Company Index Fund) (each an “Underlying Fund”) that the funds invest in will be undergoing changes. Each Underlying Fund’s comparative index will be changed from a Russell RAFI Index to a RAFI Fundamental High Liquidity Index. Additionally, there will be changes to each Underlying Fund’s name and investment objective.
Accordingly, effective June 21, 2024, the Statutory Prospectus is revised as follows:
Schwab MarketTrack All Equity Portfolio

Under the “Principal Investment Strategies” section: The fourth paragraph is deleted in its entirety.
Schwab MarketTrack Growth Portfolio

Under the “Principal Investment Strategies” section: The fifth paragraph is deleted in its entirety.
Schwab MarketTrack Balanced Portfolio

Under the “Principal Investment Strategies” section: The fifth paragraph is deleted in its entirety.
Schwab MarketTrack Conservative Portfolio

Under the “Principal Investment Strategies” section: The fifth paragraph is deleted in its entirety.